Shareholders' Equity (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants	22,274 [1]
Warrant [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable warrants	161,000
Weighted average exercise price	$ 7.43
Weighted average remaining contractual life (years)	2 years 6 months 22 days

[1]	All warrants are exercisable as of December 31, 2014